Segment Information (Other Profit and Loss Disclosures) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Depreciation and amortisation	¥ (1,827,139)	¥ (1,838,788)	¥ (1,807,613)
Impairment loss	33,346	(427)	(82,691)
Inventory write-down	(220,888)	(70,178)	(86,003)
Synthetic fibers [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(78,030)	(68,589)	(68,428)
Impairment loss	88,550	7	(47,937)
Inventory write-down	(39,657)	(48,844)	(35,945)
Resins and plastics [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(138,204)	(125,464)	(139,447)
Impairment loss	0	6	(9)
Inventory write-down	(26,382)	(12,073)	(19,219)
Intermediate petrochemicals [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(465,425)	(497,469)	(575,025)
Impairment loss	(55,204)	(478)	(34,695)
Inventory write-down	(15,418)	(9,094)	(8,630)
Petroleum products [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(917,637)	(972,688)	862,659
Impairment loss	0	38	(50)
Inventory write-down	(138,537)	(167)	(22,209)
Trading of petrochemical products [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(19,938)	(211)	(111)
Impairment loss	0	0	0
Inventory write-down	(788)	0	0
Others [member]
Disclosure of operating segments [line items]
Depreciation and amortisation	(207,905)	(174,367)	(161,943)
Impairment loss	0	0	0
Inventory write-down	¥ (106)	¥ 0	¥ 0